Note 9 - Short Term Debt (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 9 - Short Term Debt
Short term debt-currently in default	$ 35,000	$ 35,000	$ 35,000